[graphic omitted]

                                     ANNUAL
                                     REPORT

                         Hancock Horizon Family Of Funds

                                JANUARY 31, 2001

                                 The Arbor Fund

HANCOCK HORIZON FAMILY OF FUNDS
                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------




                    TABLE OF CONTENTS
-----------------------------------------------------------
Shareholder Letter .......................................2
Management's Discussion &Analysis ........................3
Economic and Market Outlook for Fiscal Year 2002 .........6
FINANCIAL STATEMENTS
   Statement of Net Assets/Schedule of Investments .......7
   Statements of Assets and Liabilities .................15
   Statements of Operations .............................16
   Statements of Changes in Net Assets ..................17
   Financial Highlights .................................18
Notes to Financial Statements ...........................20
Report of Independent Accountants .......................24
Notice to Shareholders (Unaudited) ......................25

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the Hancock Horizon Family of Funds initial Annual Report for the period ending January 31, 2001. This report contains information regarding the specific investments held in each of the Funds, and the Fund's total positions. We launched three mutual fund portfolios in June 2000, with total assets of $245 million and our dedication to a disciplined investment process has contributed to a great start for the Hancock Horizon Family of Funds. Total assets have grown to over $316 million in assets as of January 31, 2001. This represents a growth rate of 30% during the past eight months. We are pleased with the growth of the Funds and the returns we have been able to provide to our shareholders. You can be assured that as our Funds grow, so does our commitment to provide value and innovative investment programs to our Hancock Horizon Family of Funds shareholders.

We appreciate the trust and confidence you have placed in us by becoming a shareholder of the Hancock Horizon Family of Funds. Our commitment to a disciplined investment style, which employs quality investments with an objective of providing long term value to our shareholders, continues on a steady course. We pledge our commitment to this discipline, and look forward to continuing to meet your investment goals.

Respectfully,

/S/Signature omitted

Clifton Saik
Senior Vice President

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS
                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------


     Hancock Horizon Family of Funds Mutual Fund investors enjoyed considerable success during the first fiscal period of operation ended January 31, 2001.

TREASURY SECURITIES MONEY MARKET FUND shareholders received a total return of 3.63% for Class A shares from inception on May 31, 2000 to January 31, 2001. This compares to the iMoney Net, Inc. U.S. Treasury and Repo Average of 3.86% for the same period.

     Money market fund investors saw rates drop substantially when the Fed lowered the federal funds target rate 100 basis points in January. Economic fundamentals suggest that the Fed may lower rates in the near future. In addition, the Treasury continues to pay down debt and announced that it would eliminate the one year bill auction cycle. Weak fundamentals and treasury financing technicals have resulted in an inverted money market yield curve. An inverted yield curve is a phenomenon when yields on long term securities (one year bill) are lower than those of shorter-term securities (3 month bill).

     Looking ahead, we believe the yield curve inversion will remain for the immediate future. Therefore, our strategy is to take advantage of higher short term rates while extending the fund's maturity level to lock in rates in anticipation of lower future interest rates.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND, TRUST CLASS, INSTITUTIONAL SWEEP CLASS AND CLASS A, VERSUS THE IMONEYNET, INC., U.S. TREASURY & REPO AVERAGE

        HanTrust  Han MM A   Han MM Sweep     iMoneyNet
5/31/00  10,000    10,000        10,000         10,000
Jan 01   10,396    10,363        10,379         10,386

                                                Cumulative
                                             Inception to Date
Institutional Sweep Class                           3.79%
Trust Class                                         3.96%
Class A                                             3.63%


FOR THE PERIOD ENDED 1/31/01. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS (CONTINUED)
--------------------------------------------------------------------------------


HANCOCK HORIZON STRATEGIC INCOME BOND FUND shareholders received a total return of 8.38% for Class A shares without a salesload and 7.92% for Class C shares for the period from inception on May 31, 2000 through January 31, 2001. This compares to a 10.34% return for the Lehman Intermediate U.S. Government/Credit Index and 9.59% for the Lipper General Bond Funds Index for the same period. The Fund's underperformance was a result of an underweighting of U.S. Treasury Securities in the short to intermediate part of the yield curve and an overweighting of agency pass-thru securities relative to it's benchmark index. During the period the Fund's total assets increased from $19 million at inception to $43 million at fiscal year end.

     With the exception of the high yield or "junk" bond sector, bonds outperformed common stocks. Treasury bonds were the best performing issues as prices rose sharply along with declining yields. The yield of the two year Treasury note fell 210 basis points, from 6.67% at the end of May 2000, to 4.57% at January 31, 2001. Anticipation of Fed action to lower interest rates and forecasts of a rising government surplus were primarily responsible. "Junk" bonds, however, experienced rising yields and falling prices due to rising default rates and credit downgrades by the rating agencies.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HANCOCK HORIZON STRATEGIC INCOME BOND FUND, TRUST CLASS, CLASS A AND CLASS C, VERSUS THE LEHMAN
  INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX AND THE LIPPER GENERAL BOND FUNDS
                                     INDEX

                               5/31/00      Jan 01
Han Trust                      10,000       10,856
Han Stra A                      9,600       10,404
Han Stra C                     10,000       10,792
Lehman                         10,000       11,034
Lipper Bond Index              10,000       10,959


--------------------------------------------------------------------------------
                                      Cumulative
                                   Inception to Date
--------------------------------------------------------------------------------
Trust Class                               8.56%
--------------------------------------------------------------------------------
Class A                                   8.38%
--------------------------------------------------------------------------------
Class A, with load                        4.02%
--------------------------------------------------------------------------------
Class C                                   7.92%
--------------------------------------------------------------------------------


FOR THE PERIOD ENDED 1/31/01. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.

                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------


THE HANCOCK HORIZON GROWTH AND INCOME FUND generated a total return of 9.90% for Class A shares without a sales load, and 9.40% for Class C shares for the period from inception on May 31, 2000 to January 31, 2001. This compares to a 7.10% return for the Russell 1000 Value Index and 4.23% for the 50/50 Hybrid of the S&P 500 and S&P 400 for the same period. The Fund has characteristics in common with both indices, but it more closely reflects the style of the Russell 1000 Value Index. The Fund's net assets increased from $12 million at inception to $30 million over the fiscal year.

     The Fund's strong performance is attributable to resurgence in the "value" sector of the market and to portfolio decisions made throughout the fiscal period. At the Fund's inception on May 31, 2000, the stock market was feeling the full effects of a series of Federal Reserve Board rate hikes begun almost a year earlier. Signs of a slowdown in the economy surfaced early in 2000 when companies in key sectors warned of decelerating revenue and earnings growth. The speculative "TMT" (Technology, Media, Telecommunications) mania burned out in March and the technology heavy NASDAQ Index recorded a year-to-date total return of -16.4% through May 31, 2000. The S&P 500 Index, somewhat less exposed to the more speculative stock market sectors, produced a total return of -2.8% for the same five month period. While the Federal Reserve Board contemplated its next move, the economy slowed significantly in the third quarter and stalled out in the fourth quarter. GDP growth was estimated to be 2.4% between July and September and only 1.4% from October to December. Technology and growth sectors continued to lose favor, as company forecasts of lower revenue and earnings growth became reality. The NASDAQ Composite Index continued to decline for the balance of the year as did the S&P 500 Index. In contrast, the "value" sectors of the market, out of favor for quite some time, strengthened considerably. In January 2001, the Federal Reserve Board moved aggressively to lower interest rates in response to the darkening economic picture, providing investors with a strong signal that the Fed will "do what it takes" to prevent a severe economic slump. The prospect of new fiscal stimulus through lower income taxes increases the probability that economic growth will eventually be restored along with corporate profitability. That should produce positive returns for both growth and value style common stocks.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HANCOCK HORIZON GROWTH & INCOME FUND, TRUST CLASS, CLASS A AND CLASS C, VERSUS THE FRANK RUSSELL
         1000 VALUE INDEX AND A 50/50 HYBRID OF THE S&P 500 AND S&P 400

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                            5/31/00               Jan 01
Han Trust                   10,000                11,012
Han Gro&Inc A                9,475                10,414
Han Gro&Inc C               10,000                10,940
Russell                     10,000                10,705
50/50                       10,000                10,423


--------------------------------------------------------------------------------
                                     Cumulative
                                  Inception to Date
--------------------------------------------------------------------------------
Trust Class                           10.11%
--------------------------------------------------------------------------------
Class A                               9.90%
--------------------------------------------------------------------------------
Class A, with load                    4.14%
--------------------------------------------------------------------------------
Class C                               9.40%
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED 1/31/01. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS (CONCLUDED)
--------------------------------------------------------------------------------


ECONOMIC AND MARKET OUTLOOK FOR FISCAL YEAR 2002

The Federal Reserve's interest rate cut on January 3, followed by another of equal magnitude less than thirty days later, plus the likelihood of lower taxes in the near future point to an improving economy later on and a better investment climate for common stocks. We expect interest rates to decline further and inflation to remain low, strong positives for bond investments. In the near term, however, the outlook for corporate profits is poor, but we believe that this setback in the economy is a cyclical event, not the beginning of a secular or long-term downturn. That means investors should keep a long-term focus and remember that the market is a discounting mechanism. Security prices usually begin to rise before reasons for the advance become evident.

     There are, of course, risks to our positive outlook. It is possible that corporate earnings will stay depressed for some time. The normal economic and market response to fiscal and monetary stimulus might also be interrupted by a financial accident or currency crisis. While acknowledging these near-term risks, we believe that the growth of the domestic and world economies will continue to offer profitable opportunities for investors who adopt a long-term outlook and who are willing to endure any short-term volatility.

     In addition, we pledge that we will continue to manage our stock, bond, and money market funds with particular attention to valuations, avoiding those investments that could leave our portfolios vulnerable to sudden changes in market psychology. And while we cannot immunize ourselves against market downturns we can make every effort to select issues with enduring value.

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

U.S. TREASURY BILLS        12.5%
U.S. TREASURY NOTES        12.5%
REPURCHASE AGREEMENTS      75.0%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                 FACE AMOUNT   VALUE
DESCRIPTION                         (000)      (000)
--------------------------------------------------------------------------------

TREASURY BILL -- 12.6%
   U.S. Treasury Bill (B)
     6.220%, 02/01/01              $30,000  $ 30,000
--------------------------------------------------------------------------------
   TOTAL TREASURY BILL (COST $30,000)         30,000
--------------------------------------------------------------------------------
TREASURY NOTE -- 12.6%
   U.S. Treasury Note
     5.000%, 02/28/01               30,000    29,998
--------------------------------------------------------------------------------
   TOTAL TREASURY NOTE (COST $29,998)         29,998
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 75.1%
   ABN Amro
      5.610%, dated 1/31/01, matures 2/01/01,
      repurchase price $9,394,236
      (collateralized by U.S. Treasury
      Inflationary Bond, total market value:
      $9,581,727) (A)                9,393     9,393
   Barclays
      5.600%, dated 1/31/01, matures 2/01/01,
      repurchase price $9,568,848
      (collateralized by U.S. Treasury Note,
      total market value: $9,758,890) (A)
                                   $ 9,567   $ 9,567
   Deutsche Bank
      5.630%, dated 1/31/01, matures 2/01/01,
      repurchase price $56,616,875
      (collateralized by various U.S.
      Treasury Obligations, total market
      value: $57,740,475) (A)       56,608    56,608
   Greenwich Capital
      5.630%, dated 1/31/01, matures 2/01/01,
      repurchase price $9,445,563
      (collateralized by U.S. Treasury Bond,
      total market value:
      $9,633,054) (A)                9,444     9,444
   JP Morgan
      5.630%, dated 1/31/01, matures 2/01/01,
      repurchase price $9,349,043
      (collateralized by U.S. Treasury Bill,
      total market value: $9,535,466) (A)
                                     9,348     9,347
   Lehman Brothers
      5.450%, dated 1/31/01, matures 2/01/01,
      repurchase price $9,742,331
      (collateralized by U.S. Treasury
      Inflationary Note, total market value:
      $9,935,717) (A)                9,741     9,741
   Merrill Lynch
      5.600%, dated 1/31/01, matures 2/01/01,
      repurchase price $8,913,567
      (collateralized by U.S. Treasury
      STRIPS, total market value:
      $9,093,632) (A)                8,912     8,912
   Morgan Stanley Dean Witter
      5.600%, dated 1/31/01, matures 2/01/01,
      repurchase price $9,803,131
      (collateralized by U.S. Treasury
      Note, total market
      value: $9,999,880) (A)
                             9,802     9,802
   UBS Warburg
      5.610%, dated 1/31/01, matures 2/01/01,
      repurchase price $56,658,415
      collateralized by U.S. Treasury STRIPS,
      total market value: $57,782,792) (A)
                                    56,650    56,650
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
       (COST $179,464)                       179,464
--------------------------------------------------------------------------------
     TOTAL INVESTMENTS -- 100.3%
       (COST $239,462)                       239,462
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (0.3)%
     Other Assets and Liabilities, Net          (635)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
    (unlimited authorization -- no par value)
    based on 172,112,404 outstanding shares
    of beneficial interest                  $172,112
Fund shares of the Institutional Sweep Class
    Shares (unlimited authorization -- no par
    value) based on 42,072,806 outstanding
    shares of beneficial interest             42,073
Fund shares of the Class A Shares (unlimited
    authorization -- no par value) based on
    24,642,595 outstanding shares of
    beneficial interest                       24,642
--------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                $238,827
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES       $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SWEEP
   CLASS SHARES                                $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES           $1.00
--------------------------------------------------------------------------------
(A) Tri-party repurchase agreement.
(B) Effective yield of security at time of purchase.
STRIPS -- Separate Trading of Registered Interest and Principal of Securities.

The accompanying notes are an integral part of the financial statements.

                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Repurchase Agreements                          3.1%
U.S. Government Agency Obligations            11.8%
Corporate Bonds                               18.0%
U.S. Treasury Obligations                     30.1%
U.S. Government Mortgage-Backed
Obligations                                   37.0%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                  FACE AMOUNT   VALUE
DESCRIPTION                          (000)      (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 29.9%
   U.S. Treasury Bonds
     6.500%, 11/15/26               $  500     $  558
     6.250%, 08/15/23                1,000      1,077
   U.S. Treasury Notes
     7.500%, 11/15/01                  400        408
     7.500%, 02/15/05                1,350      1,477
     6.625%, 06/30/01                1,500      1,510
     6.625%, 05/15/07                  550        596
     6.500%, 08/15/05                1,000      1,064
     6.250%, 08/31/02                1,500      1,535
     6.000%, 08/15/04                1,200      1,244
     6.000%, 08/15/09                  650        687
     5.875%, 11/15/04                  500        517
     5.750%, 08/15/03                2,000      2,047
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $12,210)                            12,720
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.9%
   Banks -- 3.7%
     Bank of America
       7.000%, 05/15/03              $ 500     $  512
     First Union National Bank
       7.875%, 02/15/10                500        531
     SunTrust Bank
       7.750%, 05/01/10                500        534
--------------------------------------------------------------------------------
   TOTAL BANKS                                  1,577
--------------------------------------------------------------------------------
   Chemicals -- 0.5%
     E I Du Pont de Nemours
       6.750%, 10/15/04                200        207
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                207
--------------------------------------------------------------------------------
   Financial Services -- 7.5%
     General Electric Capital,
       Series A, MTN
       6.875%, 11/15/10              1,000      1,055
     General Motors Acceptance
       6.625%, 10/01/02                200        203
     IBM Credit, MTN
       6.640%, 10/29/01                200        202
     Merrill Lynch
       6.875%, 03/01/03                600        615
     Morgan Stanley Dean Witter
       7.125%, 01/15/03                500        515
     Wells Fargo
       6.375%, 09/15/02                600        608
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     3,198
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 1.2%
     Coca-Cola Enterprises
       7.875%, 02/01/02                500        513
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                 513
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 5.0%
     AT&T
       7.000%, 05/15/05                500        509
       6.500%, 09/15/02              1,000      1,010
     WorldCom
       7.875%, 05/15/03                600        618
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         2,137
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $7,367)          7,632
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  FACE AMOUNT    VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.8%
   FHLB
     7.625%, 05/15/07               $  500     $  553
     7.625%, 05/14/10                  750        844
     7.250%, 05/15/02                  500        514
     7.250%, 05/15/03                  500        523
     6.875%, 08/15/03                  850        885
   FNMA
     7.500%, 02/11/02                  850        871
     7.250%, 01/15/10                  750        822
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $4,721)                              5,012
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 36.8%
   FHLMC
     7.500%, 06/01/07                  980        995
     7.500%, 06/01/15                  951        979
     7.000%, 12/01/06                  184        186
     7.000%, 12/01/14                  181        184
     7.000%, 04/01/15                  723        736
   FNMA
     7.500%, 07/01/07                1,855      1,883
     7.500%, 04/01/15                  925        951
     7.500%, 06/01/15                1,359      1,398
     7.500%, 12/01/30                  999      1,022
     7.000%, 12/01/06                  180        182
     7.000%, 07/01/07                  920        931
     7.000%, 12/01/09                  170        173
   GNMA
     8.500%, 06/15/30                1,676      1,748
     8.000%, 12/20/29                  174        180
     8.000%, 05/15/30                  995      1,029
     8.000%, 06/15/30                  946        978
     7.500%, 08/15/12                  357        369
     7.500%, 09/15/13                  359        371
     7.500%, 10/15/14                  195        202
     7.500%, 06/15/15                  190        197
     7.500%, 12/20/29                  188        192
     7.500%, 06/15/30                  745        765
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS (COST $15,235)                15,651
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
   Barclays
     5.600% dated 1/31/01, matures 2/01/01,
     repurchase price $1,310,986
     (collateralized by U.S. Treasury Note,
     total market value: $1,337,861) (A)
                                      1,311     1,311
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $1,311)     1,311
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.5% (COST $40,844)   42,326
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- 0.5%
     Other Assets and Liabilities, Net            198
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
    (unlimited authorization -- no par value)
    based on 2,713,940 outstanding shares of
    beneficial interest                        40,897
Fund shares of the Class A Shares (unlimited
    authorization -- no par value) based on
    4,580 outstanding shares of beneficial
    interest                                       70
Fund shares of the Class C Shares (unlimited
    authorization -- no par value) based on
    73 outstanding shares of beneficial
    interest                                        1
Undistributed net investment income                14
Accumulated net realized gain on investments       60
Net unrealized appreciation on investments      1,482
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $42,524
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES       $15.64
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES           $15.64
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.64 / 96.00%)            $16.29
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES           $15.63
--------------------------------------------------------------------------------
(A) Tri-party repurchase agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Repurchase Agreements         3.9%
Common Stocks                96.1%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.1%
   Aerospace & Defense -- 2.8%
     BF Goodrich                     6,300     $  227
     Boeing                          5,760        337
     Northrop Grumman                3,290        285
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                      849
--------------------------------------------------------------------------------
   Air Transportation -- 3.3%
     AMR*                            8,300        324
     Delta Air Lines                 5,840        276
     Southwest Airlines             13,000        407
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                     1,007
--------------------------------------------------------------------------------
   Apparel/Textiles -- 2.6%
     Jones Apparel Group*           10,616        425
     Liz Claiborne                   7,540        371
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                         796
--------------------------------------------------------------------------------
   Banks -- 6.7%
     FleetBoston Financial           8,220        356
     Golden West Financial           6,300        337
     Greater Bay Bancorp             8,100        299
     Greenpoint Financial            9,600        338
     SouthTrust                      6,700        297
     Washington Mutual               7,830        378
--------------------------------------------------------------------------------
   TOTAL BANKS                                  2,005
--------------------------------------------------------------------------------
   Building & Construction -- 2.3%
     Centex                          9,000        368
     Pulte                          10,000        345
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                  713
--------------------------------------------------------------------------------
   Casinos & Hotels -- 1.1%
     Harrah's Entertainment*        11,330        333
--------------------------------------------------------------------------------
   TOTAL CASINOS & HOTELS                         333
--------------------------------------------------------------------------------
   Chemicals -- 2.3%
     Air Products & Chemicals        9,000        340
     Albemarle                      13,990        350
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                690
--------------------------------------------------------------------------------
   Communications Equipment -- 0.8%
     Powerwave Technologies*         6,000        233
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                 233
--------------------------------------------------------------------------------
   Computers & Services -- 3.0%
     Autodesk                        6,530        241
     Cirrus Logic*                   9,780        276
     Mentor Graphics*                7,860        222
     Oracle*                         5,960        174
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                     913
--------------------------------------------------------------------------------
   Diversified Manufacturing -- 1.9%
     Carlisle                        5,380        216
     Tyco International              5,380        331
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                547
--------------------------------------------------------------------------------
   Electrical Utilities -- 9.6%
     Cinergy                        10,190        309
     Duke Energy                     7,580        277

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
   Electrical Utilities -- Continued
     Energy East                    10,240     $  190
     Entergy                         8,770        311
     Exelon                          4,800        290
     FirstEnergy                    11,000        306
     Pinnacle West Capital           7,130        308
     PPL                             8,400        352
     Public Service                 13,280        328
     Southern                        8,560        250
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   2,921
--------------------------------------------------------------------------------
   Electronic Components & Equipment -- 1.5%
     Arrow Electronics*              7,660        241
     Tektronix                       5,500        212
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT        453
--------------------------------------------------------------------------------
   Financial Services -- 7.0%
     Bear Stearns                    5,870        362
     Citigroup                       6,740        377
     Countrywide Credit              7,280        351
     Lehman Brothers Holdings        5,300        436
     Merrill Lynch                   4,310        313
     Stilwell Financial              6,400        278
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     2,117
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco-- 3.8%
     Adolph Coors, CL B              4,230        294
     Archer-Daniels-Midland         20,000        299
     Campbell Soup                   9,000        296
     Suiza Foods*                    5,730        263
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               1,152
--------------------------------------------------------------------------------
   Gas/Natural Gas -- 2.0%
     EL Paso Energy                  5,363        337
     Questar                        10,000        279
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                          616
--------------------------------------------------------------------------------
   Insurance -- 8.7%
     Aflac                           4,750        280
     AMBAC Financial Group           6,855        382
     Cigna                           3,000        333
     Health Net*                    12,440        272
     MGIC Investment                 6,000        345
     Old Republic International     11,820        325
     Oxford Health Plans*           10,000        312
     Pacificare Health Systems*      4,800        117
   Insurance -- Continued
     PMI Group                       5,100        288
--------------------------------------------------------------------------------
   TOTAL INSURANCE                              2,654
--------------------------------------------------------------------------------
   Machinery -- 1.8%
     Dover                           6,270        260
     Nordson                        10,370        303
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                563
--------------------------------------------------------------------------------
   Manufacturing -- 1.1%
     Newport News Shipbuilding       6,900        349
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                            349
--------------------------------------------------------------------------------
   Medical Products & Services -- 1.1%
     Express Scripts, CL A*          3,750        348
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES              348
--------------------------------------------------------------------------------
   Metals & Mining -- 1.1%
     Precision Castparts             9,240        338
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                          338
--------------------------------------------------------------------------------
   Miscellaneous Business Services -- 1.7%
     First Data                      4,070        248
     Manpower                        7,990        274
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          522
--------------------------------------------------------------------------------
   Multimedia -- 0.4%
     AOL Time Warner*                2,440        128
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                               128
--------------------------------------------------------------------------------
   Office Furniture & Fixtures -- 1.5%
     Herman Miller                   5,800        166
     Johnson Controls                4,410        287
--------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES              453
--------------------------------------------------------------------------------
   Oil Drilling & Refining -- 7.3%
     Anadarko Petroleum              4,300        245
     Apache                          5,710        329
     Devon Energy                    5,500        301
     Helmerich & Payne               7,590        363
     Kerr-McGee                      4,600        297
     Noble Affiliates                8,800        373
     Pioneer Natural Resources*     18,510        324
--------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                2,232
--------------------------------------------------------------------------------

                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  SHARES/FACE    VALUE
DESCRIPTION                       AMOUNT (000)   (000)
--------------------------------------------------------------------------------
   Petroleum Refining -- 6.9%
     Amerada Hess                    4,270     $  296
     Chevron                         3,320        277
     Exxon Mobil                     3,640        306
     Phillips Petroleum              4,500        264
     Tosco                           9,410        318
     Ultramar Diamond Shamrock      12,000        343
     Valero Energy                   8,800        304
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                     2,108
--------------------------------------------------------------------------------
   Printing & Publishing -- 1.1%
     Knight Ridder                   5,780        336
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                    336
--------------------------------------------------------------------------------
   Professional Services -- 1.2%
     Apollo Group, Cl A*             6,510        356
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                    356
--------------------------------------------------------------------------------
   Retail -- 9.1%
     Bed Bath & Beyond*             11,990        319
     Best Buy*                       4,410        220
     BJ's Wholesale Club*            7,040        301
     Brinker International*         13,500        350
     Darden Restaurants             16,000        346
     Home Depot                      6,040        291
     Neiman-Marcus Group, CL A*      8,600        335
     Safeway*                        5,260        267
     Sears, Roebuck                  8,950        347
--------------------------------------------------------------------------------
   TOTAL RETAIL                                 2,776
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 0.7%
     Novellus Systems*               4,500        218
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              218
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 0.3%
     Mastec*                         4,700         90
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION            90
--------------------------------------------------------------------------------
   Travel Services -- 0.8%
     Sabre Holdings*                 5,880        256
--------------------------------------------------------------------------------
   TOTAL TRAVEL SERVICES                          256
--------------------------------------------------------------------------------
   Wholesale -- 2.6%
     Supervalu                      11,040        148
     Sysco                          15,020        404
     Tech Data*                      6,360        229
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                781
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $26,581)          29,853
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.9%
   Morgan Stanley Dean Witter
     5.750% dated 1/31/01, matures 2/1/01,
     repurchase price $1,196,806
     (collateralized by U.S. Treasury
     Note, total market value:
     $1,238,118) (A)                $1,197      1,197
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $1,197)     1,197
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 102.0% (COST $27,778)  31,050
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (2.0)%
     Other Assets and Liabilities, Net           (606)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $30,444
--------------------------------------------------------------------------------

* Non-income producing security.

(A) Tri-party repurchase agreement.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                       This page left intentionally blank.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (000)
                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------

                                                                        GROWTH AND
                                                                        INCOME FUND            GROWTH FUND
                                                                    -------------------    --------------------
ASSETS:
   Investment securities at market value (Cost $27,779 and
     $0, respectively)                                                     $31,050                 $    --
   Receivable for investment securities sold                                 2,952                      --
   Receivable for capital shares sold                                            8                   4,002
   Dividends & Interest Receivable                                              25                      --
                                                                           -------                 -------
     TOTAL ASSETS                                                           34,035                   4,002
                                                                           -------                 -------
LIABILITIES:
   Payable for investment securities purchased                               1,494                      --
   Payable for capital shares redeemed                                       2,050                      --
   Accrued expenses                                                             42                      --
   Other Liabilities                                                             5                      --
                                                                           -------                 -------
     TOTAL LIABILITIES                                                       3,591                      --
                                                                           -------                 -------
NET ASSETS:
   Fund shares of Trust Class Shares (unlimited
     authorization -- no par value) based on 1,840,067 and
     266,673 outstanding shares of beneficial interest,
     respectively                                                           28,130                   4,000
   Fund shares of Class A Shares (unlimited authorization --
     no par value) based on 5,088 and 73 outstanding shares
     of beneficial interest, respectively                                       84                       1
   Fund shares of Class C Shares (unlimited authorization --
     no par value) based on 73 and 73 outstanding shares of
     beneficial interest, respectively                                           1                       1
   Distribution in excess of net investment income                              (1)                     --
   Accumulated net realized loss on investments                             (1,042)                     --
   Net unrealized appreciation on investments                                3,272                      --
                                                                           -------                 -------
     TOTAL NET ASSETS                                                      $30,444                 $ 4,002
                                                                           -------                 -------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
     TRUST CLASS SHARES                                                    $ 16.50                 $ 15.00
                                                                           =======                 =======
   NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A SHARES        $ 16.47                 $ 15.00
                                                                           =======                 =======
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A SHARES ($16.47 / 94.25%)
     AND ($15.00 / 94.25%), RESPECTIVELY                                   $ 17.47                 $ 15.92
                                                                           =======                 =======
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
     CLASS C SHARES                                                        $ 16.42                 $ 15.00
                                                                           =======                 =======






    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------

                                      TREASURY SECURITIES    STRATEGIC INCOME       GROWTH AND
                                       MONEY MARKET FUND         BOND FUND          INCOME FUND      GROWTH FUND
                                      -------------------    ----------------      ------------     --------------
                                          05/31/00 (1)          05/31/00(1)         05/31/00(1)      01/31/01(1)
                                          TO 01/31/01           TO 01/31/01         TO 01/31/01      TO 01/31/01
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                          $9,867               $1,865             $   26             $ --
   Dividend income                              --                   --                202               --
                                            ------               ------             ------             ----
   TOTAL INVESTMENT INCOME                   9,867                1,865                228               --
                                            ------               ------             ------             ----
EXPENSES:
   Investment advisory fees                    617                  164                145               --
   Administrative fees                         205                   36                 24               --
   12b-1 Fees-- Class A&C                       24                   --                 --               --
   Custodian fees                               49                    9                  6               --
   Professionalfees                             91                   18                 12               --
   Transfer agent fees                           8                    9                 11               --
   Printing fees                                50                   10                  8               --
   Registration fees                            51                    8                  8               --
   Directors' fees                               7                    1                  1               --
   Shareholder servicing fees --
     Institutional Sweep Class                  62                   --                 --               --
   Shareholder servicing fees -- Class A&C      24                   --                 --               --
   Insurance and other expenses                 21                    3                  2               --
                                            ------               ------             ------             ----
   TOTAL EXPENSES                            1,209                  258                217               --
   Less: Investment advisory fees waived      (203)                 (53)               (35)              --
                                            ------               ------             ------             ----
   TOTAL NET EXPENSES                        1,006                  205                182               --
                                            ------               ------             ------             ----
     NET INVESTMENT INCOME                   8,861                1,660                 46               --
                                            ------               ------             ------             ----
   Net realized gain (loss) from security
     transactions                               --                  101             (1,042)              --
   Net change in unrealized appreciation
     on investments                             --                1,482              3,272               --
                                            ------               ------             ------             ----
   NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS                             --                1,583              2,230               --
                                            ------               ------             ------             ----
   INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS              $8,861               $3,243             $2,276             $ --
                                            ======               ======             ======             ====

   (1) Commencement of operations.

     Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------

                                          TREASURY SECURITIES   STRATEGIC INCOME    GROWTH AND
                                            MONEY MARKET FUND       BOND FUND       INCOME FUND      GROWTH FUND
                                          -------------------   ----------------    -----------      -----------
                                               05/31/00(1)         05/31/00(1)      05/31/00(1)      01/31/01(1)
                                               TO 01/31/01         TO 01/31/01      TO 01/31/01      TO 01/31/01
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                       $  8,861             $ 1,660          $    46          $   --
   Net realized gain (loss) from
     security transactions                           --                 101           (1,042)             --
   Net change in unrealized appreciation
     on investments                                  --               1,482            3,272              --
                                               --------             -------          -------          ------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                              8,861               3,243            2,276              --
                                               --------             -------          -------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                          (6,947)             (1,644)             (47)             --
     Institutional Sweep Class Shares            (1,392)                 (2)              --              --
     Class A Shares                                (522)                 --               --              --
     Class C Shares                                  --                  --               --              --
   Realized Capital Gains:
     Trust Class Shares                              --                 (41)              --              --
     Institutional Sweep Class Shares                --                  --               --              --
     Class A Shares                                  --                  --               --              --
     Class C Shares                                  --                  --               --              --
                                               --------             -------          -------          ------
 TOTAL DISTRIBUTIONS                             (8,861)             (1,687)             (47)             --
                                               --------             -------          -------          ------
CAPITAL SHARE TRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                            394,031              46,089           31,104           4,000
       Shares reinvested                             --                  --               --              --
       Shares redeemed                         (221,919)             (5,192)          (2,974)             --
                                               --------             -------          -------          ------
     TOTAL TRUST CLASS SHARES TRANSACTIONS      172,112              40,897           28,130           4,000
     Institutional Sweep Class Shares:
       Shares issued                            288,750                  --               --              --
       Shares reinvested                             --                  --               --              --
       Shares redeemed                         (246,677)                 --               --              --
                                               --------             -------          -------          ------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                              42,073                  --               --              --
     Class A Shares:
       Shares issued                             37,914                  88               99               1
       Shares reinvested                            291                  --               --              --
       Shares redeemed                          (13,563)                (18)             (15)             --
                                               --------             -------          -------          ------
     TOTAL CLASS A SHARES TRANSACTIONS           24,642                  70               84               1
     Class C Shares:
       Shares issued                                 --                   1                1               1
                                               --------             -------          -------          ------
     TOTAL CLASS C SHARES TRANSACTIONS               --                   1                1               1
                                               --------             -------          -------          ------
     TOTAL INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS                238,827              40,968           28,215           4,002
                                               --------             -------          -------          ------
         TOTAL INCREASE IN NET ASSETS           238,827              42,524           30,444           4,002
                                               --------             -------          -------          ------
NET ASSETS:
   Beginning of period                               --                  --               --              --
                                               --------             -------          -------          ------
   End of period                               $238,827             $42,524          $30,444          $4,002
                                               ========             =======          =======          ======

   (1) Commencement of operations.
   (2) For capital share transactions, see footnote 5 in the Notes to Financial Statements.
       Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIOD ENDED JANUARY 31, 2001




                                NET ASSET                   NET REALIZED    DISTRIBUTIONS DISTRIBUTIONS  NET ASSET
                                 VALUE,          NET       AND UNREALIZED     FROM NET        FROM        VALUE,
                                BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT     REALIZED      END OF
                                OF PERIOD   INCOME (LOSS)  ON INVESTMENTS      INCOME         GAINS       PERIOD
-------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
-------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                                 $ 1.00     $ 0.04           $  --         $(0.04)       $   --       $ 1.00
INSTITUTIONAL SWEEP CLASS SHARES
2001                                 $ 1.00     $ 0.04           $  --         $(0.04)       $   --       $ 1.00
CLASS A SHARES
2001                                 $ 1.00     $ 0.04           $  --         $(0.04)       $   --       $ 1.00
-------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (1)
-------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                                 $15.00     $ 0.61           $0.65         $(0.61)       $(0.01)      $15.64
CLASS A SHARES
2001                                 $15.00     $ 0.57           $0.67         $(0.59)       $(0.01)      $15.64
CLASS C SHARES
2001                                 $15.00     $ 0.54           $0.62         $(0.52)       $(0.01)      $15.63
-------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND (1)
-------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                                 $15.00     $ 0.03           $1.50         $(0.03)       $   --       $16.50
CLASS A SHARES
2001 ++                              $15.00     $(0.01)          $1.50         $(0.02)       $   --       $16.47
CLASS C SHARES
2001 ++                              $15.00     $(0.07)          $1.49         $   --        $   --       $16.42
-------------------------------------------------------------------------------------------------------------------
GROWTH FUND (2)
-------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                                 $15.00    $    --           $  --         $   --         $   --      $15.00
CLASS A SHARES
2001                                 $15.00    $    --           $  --         $   --         $   --      $15.00
CLASS C SHARES
2001                                 $15.00    $    --           $  --         $   --         $   --      $15.00

 *  This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
 +  Return is for the period indicated and has not been annualized.
++  Per share data calculated using average shares method.
(1) Commenced operations on May 31, 2000. All ratios for the period have been annualized.
(2) Commenced operations on January 31, 2001.

 Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------

                                                                                                          RATIO OF
                                                                                          RATIO OF     NET INVESTMENT
                                                                           RATIO OF      EXPENSES TO    INCOME (LOSS)
                                                            RATIO OF     NET INVESTMENT     AVERAGE       TO AVERAGE
                                            NET ASSETS,    EXPENSES TO    INCOME (LOSS)   NET ASSETS      NET ASSETS       PORTFOLIO
                                  TOTAL       END OF         AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING       TURNOVER
                                 RETURN+   PERIOD (000)    NET ASSETS      NET ASSETS      WAIVERS)        WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                               3.96%      $172,112         0.58%          5.80 %       0.71%           5.67 %            N/A
INSTITUTIONAL SWEEP CLASS SHARES
2001                               3.79%      $ 42,073         0.83%          5.55 %       0.96%           5.42 %            N/A
CLASS A SHARES
2001                               3.63%      $ 24,642         1.08%          5.25 %       1.20%           5.13 %            N/A
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                               8.56%      $ 42,451         0.75%          6.07 %       0.94%           5.88 %             37%
CLASS A SHARES
2001                               8.38%      $     72         1.00%          5.73 %       1.19%           5.54 %             37%
CLASS C SHARES
2001                               7.92%      $      1         1.75%          5.29 %       2.12%           4.81 %             37%
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                              10.11%      $ 30,359         1.00%          0.25 %       1.19%           0.06 %             54%
CLASS A SHARES
2001 ++                            9.90%      $     84         1.25%         (0.16)%       1.43%          (0.34)%             54%
CLASS C SHARES
2001 ++                            9.40%      $      1         2.00%         (0.67)%       2.18%          (1.01)%             54%
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND (2)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001                               0.00%      $  4,000           *              *            *               *                 0%
CLASS A SHARES
2001                               0.00%      $      1           *              *            *               *                 0%
CLASS C SHARES
2001                               0.00%      $      1           *              *            *               *                 0%




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION:

The Arbor Fund ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Treasury Securities Money Market Fund, the Tax Exempt Money Market Fund, the Strategic Income Bond Fund, the Growth and Income Fund and the Growth Fund (each a "Fund" and collectively the "Funds"). As of January 31, 2001, the Tax Exempt Money Market Fund had not commenced operations. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds.

SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.
     Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES - It is each Fund's intention to continue to qualify as a regulated investment companyfor Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated

                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------


account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares and Class C Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

NET ASSET VALUE PER SHARE - The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

DISTRIBUTIONS - Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, and declared and paid quarterly for the Growth and Income Fund and the Growth Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period the difference arises.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Fund (Portfolios, Fund, Funds, etc.) does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN, AND DISTRIBUTION AGREEMENTS:

Hancock Bank (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, and 0.80% of the average daily net assets of the Growth and Income Fund and the Growth Fund. The Adviser has contractually agreed to waive all or a portion of its fee so that the total annual

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------


expenses of each Fund will not exceed those stated in the Fund's prospectus. The contractual agreement is in place for a period of one year, ending on May 31, 2001 for the Treasury Securities Money Market Fund, the Strategic Income Bond Fund and the Growth and Income Fund, and January 31, 2002 for the Growth Fund.
     The Trust and the Administrator have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels.
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.
     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.03% of each Fund's average daily net assets.
     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. The Class A Shares of the Treasury Securities Money Market Fund and the Class C Shares of the Strategic Income Bond Fund and Growth and Income Fund have a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the distribution plan, the Trust will pay a fee, at an annual rate of 0.25% of the average daily net assets attributable to Class AShares of the Treasury Securities Money Market Fund and 0.75% of the average daily net assets attributable to Class C Shares of the Strategic Income Bond Fund and Growth and Income Fund and the Growth Fund. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from theFunds' assets, applicable to that class of shares.
     The Distributor and the Trust have adopted a shareholder servicing plan pursuant to which a shareholder servicing fee of 0.25% attributable to the average daily net assets of Class Aand Institutional Sweep Class Shares of theTreasury Securities Money Market Fund and 0.25% of the average daily net assets of Class A and Class C Shares of the Strategic Income Bond Fund, Growth and Income Fund and the Growth Fund. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares.

4. TRANSACTIONS WITH AFFILIATES:

     Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.
     The Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $67,339 for the period ended January 31, 2001.

                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------


5. CAPITAL SHARES TRANSACTIONS:

Capital share transactions for the funds were as follows (000):

                         TREASURY     STRATEGIC     GROWTH
                        SECURITIES     INCOME        AND
                       MONEY MARKET     BOND        INCOME       GROWTH
                           FUND         FUND         FUND         FUND
                       ------------  -----------  -----------  -----------
                        05/31/00(1)  05/31/00(1)  05/31/00(1)  01/31/01(1)
                            TO           TO           TO           TO
                         01/31/01     01/31/01     01/31/01     01/31/01
                       ------------  -----------  -----------  -----------
Trust Class Shares:
  Shares Issued          394,031       3,048        2,022          267
  Shares Redeemed       (221,919)       (334)        (182)          --
                        --------       -----        -----         ----
Total Trust Class
  Shares Transactions    172,112       2,714        1,840          267
                        --------       -----        -----         ----
Institutional Sweep
 Class Shares:
  Shares Issued          288,750          --           --           --
  Shares Redeemed       (246,677)         --           --           --
                        --------       -----        -----         ----
Total Institutional Sweep
  Class Shares
  Transactions            42,073          --           --           --
                        --------       -----        -----         ----
Class A Shares:
  Shares Issued           37,915           6            6           --
  Shares Reinvested          291          --           --           --
  Shares Redeemed        (13,563)         (1)          (1)          --
                        --------       -----        -----         ----
Total Class A Shares
 Transactions             24,643           5            5           --
                        --------       -----        -----         ----
Class C Shares:
  Shares Issued               --          --           --           --
                        --------       -----        -----         ----
Total Class C Shares
 Transactions                 --          --           --           --
                        --------       -----        -----         ----
Net Change in Capital
 Shares                  238,828       2,719        1,845          267
                        ========       =====        =====         ====

(1) Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended January 31, 2001 were as follows:

                                   U.S. GOVERNMENT/
                                   OTHER INVESTMENT
                  SECURITIES          SECURITIES
               -----------------  ------------------
                PURCHASES  SALES   PURCHASES   SALES
                  (000)    (000)     (000)     (000)
               ---------- ------  ----------  ------
Strategic Income
 Bond Fund       $38,684  $11,451    $ 8,856 $ 2,097
Growth and
 Income Fund          --       --     42,413  14,789

Subsequent to October 31, 2000 the Growth and Income Fund realized post October losses of $669,689, that have been deferred to 2001 for tax purposes and can be used to offset future capital gains at January 31, 2002. The Growth and Income Fund also had capital loss carryforwards at January 31, 2001, in the amount of $372,233 which expire in January 2009, and can be used to offset future capital gains.

At January 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 2001 is as follows:

                                                    NET
                                                UNREALIZED
                  APPRECIATED     DEPRECIATED  APPRECIATION
                  SECURITIES      SECURITIES  (DEPRECIATION)
                     (000)           (000)         (000)
                  -----------     ----------- --------------
Strategic Income
  Bond Fund          $1,499        $  (17)       $1,482
Growth and
  Income Fund         4,195          (923)        3,272

7. IN-KIND TRANSFERS OF SECURITIES

During the period ended January 31, 2001, the Strategic Income Bond Fund and the Growth and Income Fund issued 272,723 and 325,079 shares respectively, of beneficial interest in exchange for securities from an account managed by Hancock Bank valued at $4,171,002 and $5,019,003, respectively.

--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


        To the Board of Trustees and Shareholders
        Of The Arbor Fund

        In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hancock Horizon Treasury Securities Money Market Fund, the Hancock Horizon Strategic Income Bond Fund, the Hancock Horizon Growth and Income Fund and the Hancock Horizon Growth Fund (constituting separately managed portfolios of The Arbor Fund, hereafter referred to as the "Trust") at January 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

        PricewaterhouseCoopers LLP
        Philadelphia, PA
        March 14, 2001

--------------------------------------------------------------------------------
   NOTICE TO SHAREHOLDERS OF
   THE HANCOCK HORIZON FAMILY OF FUNDS (UNAUDITED)
                                                  [Hancock logo graphic omitted]
                                                                JANUARY 31, 2001
--------------------------------------------------------------------------------


For shareholders that do not have a January 31, 2001 tax year end, this notice is for informational use only.

For the fiscal year ended January 31, 2001, each Fund is designating long term capital gains and ordinary income with regard to distributions paid during the year as follows:

                                     LONG TERM             ORDINARY
                                   CAPITAL GAINS            INCOME                  TOTAL
                                   DISTRIBUTIONS         DISTRIBUTIONS          DISTRIBUTION          QUALIFYING
FUND                                (TAX BASIS)           (TAX BASIS)            (TAX BASIS)         DIVIDENDS (1)
------                             -------------         -------------          ------------         -------------
Treasury Securities Money Market        0.00%               100.00%                100.00%               0.00%
Strategic Income Bond                   0.00%               100.00%                100.00%               0.00%
Growth and Income                       0.00%               100.00%                100.00%             100.00%
Growth                                  0.00%                 0.00%                  0.00%               0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               WALL STREET SAVVY,
                                 MAIN STREET TOUCH.

                               INVESTMENT ADVISER
                                  Hancock Bank
                                One Hancock Plaza
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.


THE HANCOCK HORIZON FUNDS:
O NOT FDIC INSURED
O NO BANK GUARANTEE
O MAY LOSE VALUE

                         [Hancock logo graphic omitted]

                FOR MORE INFORMATION CALL 1.800.522.6542 EXT.4400
                               WWW.HANCOCKBANK.COM